Summary of Significant Accounting Policies - Schedule of Finite Lived Intangible Assets Useful Lives (Detail)	12 Months Ended
Dec. 31, 2021
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	6 years
Patents And Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	6 years
Patents And Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years
Trade Marks And Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years
Software and Copyrights [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years
Software and Copyrights [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years